Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
LEASE LIABILITIES
Schedule of lease liabilities

	Current		Non-Current
Lease liability	12-31-2023 ThCh$	12-31-2022 ThCh$	12-31-2023 ThCh$	12-31-2022 ThCh$
Lease liabilities	24,138,193	19,020,636	243,924,027	216,664,919
Total	24,138,193	19,020,636	243,924,027	216,664,919

Schedule of individualization of lease liabilities

									12-31-2023
									Maturiry			Maturity
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Company	Country	Currency	Effective Interest Rate	Maturity	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current
91.081.000-6	Enel Generación Chile S.A.	Chile	10.579.624-2	Marcelo Alberto Amar Basulto	Chile	UF	2.06%	Monthly	3,273	18,659	21,932	25,328	25,849	26,380	26,921	168,892	273,370
91.081.000-6	Enel Generación Chile S.A.	Chile	91.004.000-6	Productos Fernandez S.A.	Chile	UF	2.09%	Monthly	13,029	35,097	48,126	47,652	48,648	49,665	50,705	345,211	541,881
91.081.000-6	Enel Generación Chile S.A.	Chile	78.392.580-K	Agricola el Bagual Ltda.	Chile	UF	1.91%	Annual	12	-	12	-	-	-	-	-	-
91.081.000-6	Enel Generación Chile S.A.	Chile	99.527.200-8	Rentaequipos Tramaca S.A.	Chile	UF	0.83%	Monthly	144,477	-	144,477	-	-	-	-	-	-
91.081.000-6	Enel Generación Chile S.A.	Chile	96.565.580-8	Compañía de Leasing Tattersall S A.	Chile	UF	0.83%	Monthly	11,524	-	11,524	-	-	-	-	-	-
91.081.000-6	Enel Generación Chile S.A.	Chile	61.216.000-7	Empresa de Ferrocarriles del Estado	Chile	UF	0.10%	Biannual	5,503	5,505	11,008	11,017	11,027	-	-	-	22,044
96.800.570-7	Enel Distribución Chile S.A.	Chile	70.015.730-K	Mutual de Seguros de Chile	Chile	UF	1.91%	Monthly	15,030	63,461	78,491	86,028	85,784	-	-	-	171,812
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.596.523-3	Capital Investi	Chile	UF	1.91%	Monthly	18,343	51,879	70,222	70,327	64,227	-	-	-	134,554
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.253.641-2	Bcycle Latam S.P.A	Chile	CLP	6.24%	Annual	99,719	-	99,719	18,825	-	-	-	-	18,825
96.800.570-7	Enel Distribución Chile S.A.	Chile	61.219.000-3	Empresa de Transporte de Pasajeros Metro S.A.	Chile	US$	5.99%	Annual	-	327,729	327,729	82,209	87,130	92,345	97,873	755,674	1,115,231
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.565.580-8	Compañia de Leasing Tattersall S. A.	Chile	UF	1.41%	Monthly	13,244	-	13,244	-	-	-	-	-	-
96.800.570-7	Enel Distribución Chile S.A.	Chile	99.530.420-1	Inmobiliaria Nialem S.A.	Chile	UF	0.40%	Monthly	19,352	165,114	184,466	91,981	-	-	-	-	91,981
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.013.489-9	Inversiones Don Issa Ltda.	Chile	UF	1.87%	Monthly	174,242	69,597	243,839	61,405	-	-	-	-	61,405
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.203.089-6	Rentas Inmobiliarias Amanecer S.A.	Chile	UF	2.84%	Monthly	6,800	49,032	55,832	26,488	-	-	-	-	26,488
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.164.095-K	Inmobiliaria Mixto Renta Spa	Chile	UF	3.78%	Monthly	11,369	-	11,369	21,071	-	-	-	-	21,071
96.800.570-7	Enel Distribución Chile S.A.	Chile	78.844.390-0	Poliplast	Chile	UF	5.36%	Monthly	10,425	30,288	40,713	42,322	10,760	-	-	-	53,082
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.643.660-3	Inmobiliaria El Roble S.A.	Chile	UF	0.79%	Monthly	23,740	53,594	77,334	71,957	72,483	-	-	-	144,440
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.378.333-2	Inmobiliaria Fernandez	Chile	UF	7.13%	Monthly	23,272	69,660	92,932	98,215	-	-	-	-	98,215
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministry of National Assets (Ministerio de Bienes Nacionales)	Chile	UF	3.03%	Annual	2,851,919	12,471,821	15,323,740	3,349,055	4,050,273	3,975,272	4,110,447	174,285,601	189,770,648
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	EUR	5.02%	Annual	-	660,708	660,708	233,135	244,835	257,123	270,028	1,551,305	2,556,426
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.400.311-K	Fundo Los Buenos Aires SpA	Chile	UF	2.54%	Annual	266,289	-	266,289	96,311	98,759	101,268	103,841	1,332,777	1,732,956
76.412.562-2	Enel Green Power Chile S.A.	Chile	3.750.131-K	Federico Rioseco Garcia	Chile	UF	4.94%	Annual	58,607	-	58,607	9,448	9,915	10,405	10,919	188,973	229,660
76.412.562-2	Enel Green Power Chile S.A.	Chile	3.750.132-8	Juan Rioseco Garcia	Chile	UF	4.94%	Annual	49,370	-	49,370	12,459	13,075	13,721	14,400	228,913	282,568
76.412.562-2	Enel Green Power Chile S.A.	Chile	4.595.479-K	Adriana Castro Parra	Chile	UF	4.94%	Annual	119,141	-	119,141	20,309	21,313	22,367	23,473	343,140	430,602
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.378.630-5	Agricola Santa Amalia	Chile	UF	4.94%	Annual	75,277	-	75,277	20,308	21,312	22,366	23,472	346,026	433,484
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.894.990-3	Orafti Chile S.A.	Chile	UF	4.94%	Annual	20,905	-	20,905	9,676	10,154	10,656	11,183	175,078	216,747
76.412.562-2	Enel Green Power Chile S.A.	Chile	78.201.750-0	Sociedad Agricola Parant	Chile	UF	4.94%	Annual	249,846	-	249,846	61,402	64,438	67,624	70,967	1,177,873	1,442,304
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.259.106-5	Inmobiliaria Terra Australis Tres S.A.	Chile	UF	6.39%	Biannual	26,228	146,619	172,847	54,856	56,851	58,920	61,064	1,233,202	1,464,893
76.412.562-2	Enel Green Power Chile S.A.	Chile	79.938.160-5	Soc. Serv. Com. Multiservice F.L.	Chile	UF	2.94%	Annual	-	83,382	83,382	307,686	-	-	-	794,551	1,102,237
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.064.627-K	Fortestal Danco	Chile	UF	2.42%	Annual	-	150,907	150,907	40,501	41,480	42,482	43,509	2,034,449	2,202,421
76.412.562-2	Enel Green Power Chile S.A.	Chile	96.629.120-6	Agricola Esmeralda	Chile	UF	5.24%	Annual	-	102,540	102,540	56,310	56,315	56,317	56,317	7,089,408	7,314,667
76.412.562-2	Enel Green Power Chile S.A.	Chile	84.810.200-8	Huertos Carmen Sociedad Agrícola Limitada	Chile	US$	3.56%	Annual	29,461	-	29,461	-	-	-	-	-	-
76.412.562-2	Enel Green Power Chile S.A.	Chile	99.576.780-5	Inversiones E Inmobiliaria Itraque S.A.	Chile	UF	3.70%	Annual	48,985	-	48,985	3,694	3,830	3,971	4,116	131,496	147,107
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.412.950-2	Inverko S A	Chile	UF	5.70%	Annual	8,115	14,833	22,948	25,536	27,030	23,442	-	-	76,008
76.412.562-2	Enel Green Power Chile S.A.	Chile	79.771.340-6	Agricola El Tapial Ltda.	Chile	UF	3.70%	Annual	-	29,436	29,436	13,108	13,595	14,096	14,619	613,471	668,889
76.412.562-2	Enel Green Power Chile S.A.	Chile	6.372.943-4	Francisco Javier Ovalle Irarrazabal	Chile	UF	3.70%	Annual	37,539	-	37,539	19,572	19,572	20,293	21,045	896,011	976,493
76.412.562-2	Enel Green Power Chile S.A.	Chile	5.121.031-K	Sergio Jose Retamal Iglesias	Chile	UF	5.71%	Annual	141,635	-	141,635	38,502	40,704	43,030	45,487	2,860,340	3,028,063
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Chile	76.248.317-3	Agricola Alto Talinay	Chile	EUR	4.61%	Annual	871,180	-	871,180	276,931	289,698	303,053	317,023	1,787,483	2,974,188
76.536.353-5	Enel Chile S.A.	Chile	76.203.473-5	Territoria Apoquindo S:A	Chile	UF	4.17%	Monthly	1,037,198	2,889,588	3,926,786	3,990,986	4,160,718	4,365,897	4,638,044	6,806,739	23,962,384
76.536.353-5	Enel Chile S.A.	Chile	96.839.400-2	Inversiones San Jorge	Chile	UF	4.34%	Monthly	38,257	125,438	163,695	136,883	-	-	-	-	136,883
			Total						6,523,306	17,614,887	24,138,193	9,531,493	9,649,775	9,580,693	10,015,453	205,146,613	243,924,027

									12-31-2022
									Maturiry			Maturity
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Company	Country	Currency	Effective Interest Rate	Maturity	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A.	Chile	US$	6.50%	Monthly	838,089	5,234,124	6,072,213						-
91.081.000-6	Enel Generación Chile S.A.	Chile	10.579.624-2	Marcelo Alberto Amar Basulto	Chile	UF	2.06%	Monthly	3,260	17,450	20,710	23,685	24,173	24,669	25,176	185,955	283,658
91.081.000-6	Enel Generación Chile S.A.	Chile	91.004.000-6	Productos Fernandez S.A.	Chile	UF	2.09%	Monthly	10,952	32,810	43,762	44,546	45,478	46,429	47,399	373,619	557,471
91.081.000-6	Enel Generación Chile S.A.	Chile	78.392.580-K	Agricola el Bagual Ltda.	Chile	UF	1.91%	Annual	1,456	-	1,456	-	-	-	-	-	-
91.081.000-6	Enel Generación Chile S.A.	Chile	99.527.200-8	Rentaequipos Tramaca S.A.	Chile	UF	0.83%	Monthly	144,460	-	144,460	-	-	-	-	-	-
91.081.000-6	Enel Generación Chile S.A.	Chile	96.565.580-8	Compañía de Leasing Tattersall S A.	Chile	UF	0.83%	Monthly	11,529	-	11,529	-	-	-	-	-	-
91.081.000-6	Enel Generación Chile S.A.	Chile	8.992.234-8	Roberto Guzman Borquez	Chile	CLP	1.37%	Monthly	126	1,003	1,129	247	-	-	-	-	247
91.081.000-6	Enel Generación Chile S.A.	Chile	19.048.130-1	Yaritza Alexandra Bernal	Chile	UF	1.37%	Monthly	303	1,260	1,563	157	-	-	-	-	157
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.643.660-3	Inmobiliaria El Roble S.A.	Chile	UF	1.41%	Monthly	5,757	-	5,757	-	-	-	-	-	-
96.800.570-7	Enel Distribución Chile S.A.	Chile	70.015.730-K	Mutual de Seguros de Chile	Chile	UF	1.91%	Monthly	19,472	59,430	78,902	80,565	82,103	76,188	-	-	238,856
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.596.523-3	Capital Investi	Chile	UF	1.91%	Monthly	15,908	48,584	64,492	65,861	67,119	62,285	-	-	195,265
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.253.641-2	Bcycle Latam S.P.A	Chile	CLP	6.24%	Annual	99,528	-	99,528	18,825	-	-	-	-	18,825
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.203.089-6	Rentas Inmobiliarias Amanecer S.A.	Chile	UF	2.84%	Monthly	15,139	44,972	60,111	62,086	15,912	-	-	-	77,998
96.800.570-7	Enel Distribución Chile S.A.	Chile	61.219.000-3	Empresa de Transporte de Pasajeros Metro S.A.	Chile	US$	5.99%	Annual	-	333,555	333,555	75,686	80,216	85,018	90,107	690,878	1,021,905
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.565.580-8	Compañia de Leasing Tattersall S. A.	Chile	UF	1.08%	Monthly	13,245	-	13,245	-	-	-	-	-	-
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.013.489-9	Inversiones Don Issa Ltda.	Chile	UF	1.77%	Monthly	201,001	80,152	281,153	95,842	37,307	-	-	-	133,149
96.800.570-7	Enel Distribución Chile S.A.	Chile	99.530.420-1	Inmobiliaria Nialem S.A.	Chile	UF	0.40%	Monthly	52,217	156,955	209,172	210,003	52,631	-	-	-	262,634
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.164.095-K	Inmobiliaria Mixto Renta Spa	Chile	UF	3.78%	Monthly	31,854	96,080	127,934	10,849	-	-	-	-	10,849
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2.99%	Annual	2,101,460	7,156,814	9,258,274	3,607,599	3,579,837	3,692,707	3,810,023	180,754,898	195,445,064
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.400.311-K	Fundo Los Buenos Aires SpA	Chile	UF	2.54%	Annual	121,131	-	121,131	89,622	91,899	94,234	96,629	1,503,967	1,876,351
76.412.562-2	Enel Green Power Chile S.A.	Chile	3.750.131-K	Federico Rioseco Garcia	Chile	UF	4.94%	Annual	36,953	-	36,953	8,591	9,015	9,460	9,928	213,406	250,400
76.412.562-2	Enel Green Power Chile S.A.	Chile	3.750.132-8	Juan Rioseco Garcia	Chile	UF	4.94%	Annual	22,963	-	22,963	11,329	11,888	12,476	13,093	261,071	309,857
76.412.562-2	Enel Green Power Chile S.A.	Chile	4.595.479-K	Adriana Castro Parra	Chile	UF	4.94%	Annual	75,539	-	75,539	18,465	19,378	20,336	21,342	395,302	474,823
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.378.630-5	Agricola Santa Amalia	Chile	UF	4.94%	Annual	33,399	-	33,399	18,465	19,378	20,336	21,342	395,302	474,823
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.894.990-3	Orafti Chile S.A.	Chile	UF	4.94%	Annual	25,055	-	25,055	8,797	9,233	9,689	10,168	199,524	237,411
76.412.562-2	Enel Green Power Chile S.A.	Chile	78.201.750-0	Sociedad Agricola Parant	Chile	UF	4.94%	Annual	112,261	-	112,261	55,829	58,589	61,486	64,526	1,324,643	1,565,073
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	EUR	5.02%	Annual	-	1,043,226	1,043,226	209,571	220,089	231,135	242,735	2,076,728	2,980,258
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.259.106-5	Inmobiliaria Terra Australis Tres S.A.	Chile	UF	6.39%	Biannual	67,213	24,583	91,796	50,505	52,343	54,247	56,221	1,305,833	1,519,149
76.412.562-2	Enel Green Power Chile S.A.	Chile	79.938.160-5	Soc. Serv. Com. Multiservice F.L.	Chile	UF	2.94%	Annual	-	77,088	77,088	46,997	48,378	49,800	51,264	1,102,981	1,299,420
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.064.627-K	Fortestal Danco	Chile	UF	2.42%	Annual	-	69,487	69,487	37,734	38,646	39,580	40,536	2,059,587	2,216,083
76.412.562-2	Enel Green Power Chile S.A.	Chile	96.629.120-6	Agricola Esmeralda	Chile	UF	5.24%	Annual	-	50,365	50,365	15,217	16,014	16,852	17,735	1,665,050	1,730,868
76.412.562-2	Enel Green Power Chile S.A.	Chile	84.810.200-8	Huertos Carmen Sociedad Agrícola Limitada	Chile	US$	3.56%	Annual	-	23,269	23,269	5,355	-	-	-	-	5,355
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Chile	76.248.317-3	Agricola Alto Talinay	Chile	EUR	4.61%	Annual	405,871	-	405,871	249,914	261,435	273,487	286,095	2,408,039	3,478,970
76.536.353-5	Enel Chile S.A.	Chile	96.565.580-8	Compañia de Leasing Tattersall S. A.	Chile	UF	0.10%	Monthly	3,288		3,288	-	-	-	-	-	-
			Total						4,469,429	14,551,207	19,020,636	5,122,342	4,841,061	4,880,414	4,904,319	196,916,783	216,664,919

Summary of estimation of undiscounted debt cash flows

			12-31-2023									12-31-2022
			Maturity			Maturity						Maturity			Maturity
Country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	4.78%	277,786	605,501	883,287	217,694	204,865	196,689	188,670	959,457	1,767,375	929,732	5,585,516	6,515,248	169,484	137,273	137,063	150,852	882,065	1,476,737
Chile	EUR	4.82%	285,363	—	285,363	367,773	355,867	343,961	332,284	1,741,828	3,141,713	445,609	—	445,609	843,610	813,686	783,763	753,839	2,081,974	5,276,872
Chile	UF	3.38%	6,633,708	22,483,077	29,116,785	21,976,524	21,110,001	20,418,361	19,967,906	443,451,766	526,924,558	3,303,831	12,202,205	15,506,036	14,971,118	14,502,444	14,159,140	13,784,036	304,466,585	361,883,323
Chile	CLP	6.24%	99,719	-	99,719	18,825	-	—	—	—	18,825	100,844	18,975	119,819	15,421	-	—	—	—	15,421
Total			7,296,576	23,088,578	30,385,154	22,580,816	21,670,733	20,959,011	20,488,860	446,153,051	531,852,471	4,780,016	17,806,696	22,586,712	15,999,633	15,453,403	15,079,966	14,688,727	307,430,624	368,652,353